Reconciliation of Assets from Segment to Consolidated (Details) (USD $)	Jan. 31, 2015	Jan. 31, 2014
Total Assets	$ 2,237,048	$ 4,106,481
CANADA [Member]
Total Assets	622,392	2,194,131
ARGENTINA [Member]
Total Assets	$ 1,614,656	$ 1,912,350